Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	10,103	13,293	127,960
General and administrative	5,496	7,191	47,389
Depreciation	456	3,141	23,608
Impairment of property and equipment	0	7,371	7,371
Other expense	165	1,705	1,870
Total operating expenses	(16,220)	(32,701)	(208,198)
Interest income	27	53	8,539
Interest expense	(2,957)	(849)	(17,846)
Change in fair value of embedded derivative and derivative liability	944	0	944
Change in fair value of warrant liability	1,277	14,436	17,775
Net loss attributable to common stockholders	$ (16,929)	$ (19,061)	$ (198,786)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (7.13)	$ (8.82)
Weighted-average common stock outstanding - basic and diluted (in shares)	2,374	2,162